Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating activities
Net earnings	$ 1,990	$ 2,069	$ 1,952
Adjustments to reconcile to net cash provided by operating activities:
Depreciation and amortization	467	462	495
Stock-based compensation	99	134	144
Excess tax benefits from stock-based compensation	(103)	(81)	(43)
Deferred income taxes	572	216	128
Changes in assets and liabilities:
Accounts receivable, net	(30)	(105)	171
Inventoried costs, net	(80)	(24)	101
Prepaid expenses and other assets	43	13	(51)
Accounts payable and other liabilities	(632)	(89)	(169)
Income taxes payable	135	84	2
Retiree benefits	(263)	(17)	(281)
Other, net	(36)	(69)	34
Net cash provided by operating activities	2,162	2,593	2,483
Investing activities
Capital expenditures	(471)	(561)	(364)
Other investing activities, net	40	(84)	18
Net cash used in investing activities	(431)	(645)	(346)
Financing activities
Common stock repurchases	(3,182)	(2,668)	(2,371)
Net proceeds from issuance of long-term debt	600	0	2,841
Cash dividends paid	(603)	(563)	(545)
Payments of long-term debt	0	0	(877)
Other financing activities, net	(90)	(4)	103
Net cash used in financing activities	(3,275)	(3,235)	(849)
(Decrease) increase in cash and cash equivalents	(1,544)	(1,287)	1,288
Cash and cash equivalents, beginning of year	3,863	5,150	3,862
Cash and cash equivalents, end of year	$ 2,319	$ 3,863	$ 5,150